UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-02333

New Perspective Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2009

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

New Perspective Fund®
Investment portfolio

June 30, 2009
 unaudited

Common stocks — 92.72%	Shares	Value (000)

INFORMATION TECHNOLOGY — 21.93%
Microsoft Corp.	41,511,800	$986,736
Samsung Electronics Co., Ltd.[1]	1,409,950	653,724
Cisco Systems, Inc.[2]	34,480,100	642,709
Oracle Corp.	27,878,500	597,158
Google Inc., Class A2	1,344,000	566,617
EMC Corp.[2]	34,425,000	450,967
SAP AG1	4,810,000	193,857
SAP AG (ADR)	4,575,000	183,869
ASML Holding NV1	11,198,444	242,819
ASML Holding NV (New York registered)	5,887,111	127,456
Yahoo! Inc.[2]	22,334,000	349,751
Apple Inc.[2]	2,380,000	338,983
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	171,802,349	285,736
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	3,074,974	28,936
Texas Instruments Inc.	14,360,000	305,868
Corning Inc.	16,000,000	256,960
International Business Machines Corp.	1,800,000	187,956
Juniper Networks, Inc.[2]	7,075,458	166,981
HTC Corp.[1]	11,390,660	160,364
Hewlett-Packard Co.	4,100,000	158,465
Applied Materials, Inc.	13,200,000	144,804
Tokyo Electron Ltd.[1]	2,775,400	133,296
Murata Manufacturing Co., Ltd.[1]	3,066,500	129,965
STMicroelectronics NV1	16,600,000	124,491
Hon Hai Precision Industry Co., Ltd.[1]	34,718,560	107,001
Canon, Inc.[1]	3,160,000	102,843
Nokia Corp.[1]	3,710,000	54,125
Agilent Technologies, Inc.[2]	2,250,000	45,697
KLA-Tencor Corp.	1,704,997	43,051
HOYA CORP.[1]	2,105,000	42,145
Autodesk, Inc.[2]	1,275,000	24,200
Tyco Electronics Ltd.	778,125	14,465
		7,851,995

CONSUMER STAPLES — 10.97%
Tesco PLC[1]	64,196,011	373,992
Anheuser-Busch InBev NV1	9,508,700	344,129
Anheuser-Busch InBev NV1,2	5,006,400	21
Nestlé SA1	8,715,000	329,081
Coca-Cola Co.	6,500,000	311,935
SABMiller PLC[1]	14,120,508	287,315
Pernod Ricard Co.[1]	4,484,941	283,054
British American Tobacco PLC[1]	9,902,000	273,414
Diageo PLC[1]	18,708,000	268,533
Unilever NV, depository receipts[1]	9,755,000	235,349
Beiersdorf AG1	4,415,000	208,057
Philip Morris International Inc.	4,240,900	184,988
Avon Products, Inc.	6,566,400	169,282
Wal-Mart Stores, Inc.	3,400,000	164,696
Procter & Gamble Co.	2,600,000	132,860
Cia. de Bebidas das Américas – AmBev, preferred nominative (ADR)	1,500,000	97,245
PepsiCo, Inc.	1,275,000	70,074
Kraft Foods Inc., Class A	2,100,000	53,214
Danone SA1	1,043,800	51,603
Wal-Mart de México, SAB de CV, Series V	14,833,992	43,787
Wal-Mart de México, SAB de CV, Series V (ADR)[1]	180,000	5,313
L’Oréal SA1	551,166	41,252
		3,929,194

HEALTH CARE — 10.83%
Novo Nordisk A/S, Class B1	13,677,600	743,595
Bayer AG, non-registered shares[1]	8,817,860	473,333
Roche Holding AG1	2,357,100	320,843
Novartis AG1	6,833,000	277,755
Johnson & Johnson	4,000,000	227,200
Hospira, Inc.[2]	5,677,000	218,678
UCB SA1	6,309,931	202,206
Smith & Nephew PLC[1]	26,315,330	195,001
Baxter International Inc.	3,565,000	188,802
Stryker Corp.	4,192,300	166,602
Merck & Co., Inc.	5,680,000	158,813
CSL Ltd.[1]	6,000,000	155,114
Sonic Healthcare Ltd.[1]	11,350,000	112,394
Schering-Plough Corp.	4,050,500	101,749
C. R. Bard, Inc.	1,000,000	74,450
Pharmaceutical Product Development, Inc.	3,116,100	72,356
St. Jude Medical, Inc.[2]	1,400,000	57,540
Wyeth	1,000,000	45,390
Allergan, Inc.	800,000	38,064
Amgen Inc.[2]	545,000	28,852
Medtronic, Inc.	541,000	18,875
		3,877,612

MATERIALS — 8.60%
Barrick Gold Corp.	20,500,000	687,775
Newmont Mining Corp.	13,750,000	561,963
Monsanto Co.	2,995,100	222,656
Syngenta AG1	902,825	209,755
Gold Fields Ltd.[1]	17,000,000	205,425
BHP Billiton Ltd.[1]	6,310,000	172,984
Linde AG1	1,694,900	139,301
Alcoa Inc.	11,336,500	117,106
Rio Tinto PLC[1]	2,813,750	97,908
Xstrata PLC[1]	8,500,000	93,700
Holcim Ltd.[1,2]	1,628,249	92,796
Impala Platinum Holdings Ltd.[1]	3,320,400	73,616
First Quantum Minerals Ltd.	1,460,000	70,645
Akzo Nobel NV1	1,325,000	58,288
Ecolab Inc.	1,400,000	54,586
Nitto Denko Corp.[1]	1,400,000	42,420
E.I. du Pont de Nemours and Co.	1,600,000	40,992
CRH PLC[1]	1,742,000	39,925
Weyerhaeuser Co.	1,300,000	39,559
Vale SA, ordinary nominative (ADR)	2,000,000	35,260
Potash Corp. of Saskatchewan Inc.	265,000	24,658
		3,081,318

FINANCIALS — 8.53%
JPMorgan Chase & Co.	10,475,000	357,302
ACE Ltd.	6,165,000	272,678
UBS AG1,2	18,690,817	228,793
Macquarie Group Ltd.[1]	6,669,500	209,538
Banco Santander, SA1	15,960,538	192,550
Sumitomo Mitsui Financial Group, Inc.[1]	4,650,000	188,029
Allianz SE1	1,880,000	173,791
Bank of China Ltd., Class H1	321,265,000	152,236
American Express Co.	6,000,000	139,440
AXA SA1	6,847,268	129,408
Citigroup Inc.	34,000,000	100,980
Prudential PLC[1]	12,836,365	87,301
XL Capital Ltd, Class A	7,127,000	81,675
HSBC Holdings PLC (United Kingdom)[1]	9,026,741	74,900
BNP Paribas SA1	1,094,522	71,005
Berkshire Hathaway Inc., Class A2	755	67,950
Westpac Banking Corp.[1]	4,185,444	67,814
Crédit Agricole SA1	5,246,170	65,687
Bank of America Corp.	4,675,000	61,710
Royal Bank of Scotland Group PLC[1,2]	92,600,200	58,858
Unibail-Rodamco, non-registered shares[1]	393,700	58,773
Bank of Nova Scotia	1,540,000	57,520
ING Groep NV, depository receipts[1]	4,669,419	46,983
National Bank of Greece SA1,2	1,618,938	44,342
Société Générale[1]	558,175	30,444
QBE Insurance Group Ltd.[1]	809,331	12,917
Mitsubishi UFJ Financial Group, Inc.[1]	2,000,000	12,294
Groupe Bruxelles Lambert[1]	140,876	10,314
		3,055,232

ENERGY — 7.79%
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	13,057,366	535,091
Petróleo Brasileiro SA – Petrobras, preferred nominative (ADR)	2,813,150	93,847
TOTAL SA1	7,433,900	402,507
Reliance Industries Ltd.[1,2]	6,299,500	266,553
Canadian Natural Resources, Ltd.	4,635,000	243,970
Occidental Petroleum Corp.	3,000,000	197,430
Saipem SpA, Class S1	6,285,000	153,371
Royal Dutch Shell PLC, Class A (ADR)	1,650,000	82,814
Royal Dutch Shell PLC, Class B1	2,585,998	65,255
Tenaris SA (ADR)	4,840,218	130,880
Tenaris SA1	255,000	3,446
OAO Gazprom (ADR)[1]	6,504,500	132,542
Imperial Oil Ltd.	3,300,000	128,083
EnCana Corp.	2,000,000	99,217
Schlumberger Ltd.	1,300,000	70,343
Smith International, Inc.	2,693,000	69,345
Eni SpA[1]	2,500,000	59,288
Chevron Corp.	575,743	38,143
China National Offshore Oil Corp.[1]	13,051,000	16,071
		2,788,196

INDUSTRIALS — 6.85%
Schneider Electric SA1	4,250,508	324,973
United Technologies Corp.	5,030,000	261,359
United Parcel Service, Inc., Class B	4,257,000	212,807
FANUC LTD[1]	2,250,000	179,520
Finmeccanica SpA[1]	10,432,000	147,159
Ryanair Holdings PLC (ADR)[2]	5,160,803	146,515
Orkla AS1	19,650,000	143,069
Emerson Electric Co.	3,800,000	123,120
Vestas Wind Systems A/S1,2	1,483,000	106,637
First Solar, Inc.[2]	635,100	102,962
European Aeronautic Defence and Space Co. EADS NV1	5,500,000	89,102
Sandvik AB1	11,018,000	82,081
Deere & Co.	2,000,000	79,900
Tyco International Ltd.	2,678,125	69,578
Michael Page International PLC[1]	15,655,000	61,721
Siemens AG1	887,100	61,395
General Electric Co.	5,000,000	58,600
Geberit AG1	445,000	54,872
Qantas Airways Ltd.[1]	25,697,032	41,464
Alstom SA1	620,000	36,684
Deutsche Post AG1	2,450,000	32,012
UAL Corp.[2,3]	7,320,000	23,351
Textron Inc.	1,500,000	14,490
		2,453,371

CONSUMER DISCRETIONARY — 6.40%
Honda Motor Co., Ltd.[1]	19,027,500	520,968
Toyota Motor Corp.[1]	10,100,000	381,803
Ford Motor Co.[2]	30,100,000	182,707
News Corp., Class A	18,314,918	166,849
McDonald’s Corp.	2,700,000	155,223
H & M Hennes & Mauritz AB, Class B1	2,398,000	119,862
Industria de Diseño Textil, SA1	2,047,500	98,366
Burberry Group PLC[1]	12,875,000	89,827
adidas AG1	2,285,478	87,057
Time Warner Inc.	3,336,666	84,051
Suzuki Motor Corp.[1]	3,360,000	75,128
Nikon Corp.[1]	3,300,000	56,728
Carnival Corp., units	2,000,000	51,540
Amazon.com, Inc.[2]	600,000	50,196
Weight Watchers International, Inc.	1,900,000	48,963
Aristocrat Leisure Ltd.[1]	15,639,243	47,538
Swatch Group Ltd, non-registered shares[1]	146,118	23,508
Swatch Group Ltd[1]	245,770	8,063
Harman International Industries, Inc.	1,510,000	28,388
Cie. Générale des Établissements Michelin, Class B1	275,617	15,748
		2,292,513

TELECOMMUNICATION SERVICES — 3.91%
América Móvil, SAB de CV, Series L (ADR)	8,327,900	322,456
América Móvil, SAB de CV, Series L	32,750,000	63,248
Telefónica, SA1	16,979,500	384,887
Koninklijke KPN NV1	25,824,350	355,637
SOFTBANK CORP.[1]	5,093,800	98,916
Vodafone Group PLC[1]	51,148,749	98,821
AT&T Inc.	3,138,720	77,966
		1,401,931

UTILITIES — 2.51%
GDF Suez[1]	10,511,608	392,564
E.ON AG1	4,950,000	175,641
CLP Holdings Ltd.[1]	16,336,000	108,373
SUEZ Environnement Co.[1]	5,601,958	98,206
RWE AG1	800,000	63,135
Veolia Environnement[1]	2,010,890	59,389
		897,308

MISCELLANEOUS — 4.40%
Other common stocks in initial period of acquisition		1,575,526

Total common stocks (cost: $32,777,595,000)		33,204,196

Preferred stocks — 0.10%

FINANCIALS — 0.10%
SMFG Preferred Capital USD 3 Ltd. 9.50%[4,5]	34,890,000	34,192
SMFG Preferred Capital USD 2 Ltd. 8.75% noncumulative[4]	2,000,000	1,970
		36,162

Total preferred stocks (cost: $34,540,000)		36,162

Rights — 0.05%

MATERIALS — 0.05%
Rio Tinto PLC, rights, expire 2009[1,2]	1,477,218	16,955

Total rights (cost: $22,177,000)		16,955

	Principal amount	Value
Bonds & notes — 0.37%	(000)	(000)

CONSUMER DISCRETIONARY — 0.14%
DaimlerChrysler North America Holding Corp. 4.875% 2010	$2,500	$2,503
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	6,085	6,212
DaimlerChrysler North America Holding Corp. 7.75% 2011	4,100	4,274
DaimlerChrysler North America Holding Corp. 7.30% 2012	8,894	9,216
DaimlerChrysler North America Holding Corp. 6.50% 2013	27,627	28,110
		50,315

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 0.13%
Brazilian Treasury Bill 0% 2010	BRL41,000	19,145
Brazil (Federal Republic of) 10.00% 2012[1]	20,000	9,929
Brazil (Federal Republic of) 10.00% 2014[1]	37,000	17,490
		46,564

ENERGY — 0.06%
Gaz Capital SA 8.146% 2018	$4,100	3,752
Gaz Capital SA, Series 9, 6.51% 2022	2,635	1,983
Open Joint Stock Co. Gazprom, Series 2, 8.625% 2034	6,555	6,391
Gaz Capital SA 7.288% 2037	13,440	10,147
		22,273

CONSUMER STAPLES — 0.04%
British American Tobacco International Finance PLC 9.50% 2018[4]	10,495	12,355

Total bonds & notes (cost: $109,306,000)		131,507

Short-term securities — 6.91%

Federal Home Loan Bank 0.165%–0.57% due 7/15–10/19/2009	485,800	485,654
Fannie Mae 0.16%–0.55% due 7/13–8/24/2009	403,500	403,421
Freddie Mac 0.18%–0.70% due 7/21–10/13/2009	357,700	357,547
U.S. Treasury Bills 0.179%–0.67% due 7/30–11/19/2009	355,480	355,357
General Electric Capital Corp., FDIC insured, 0.25% due 8/12/2009	100,000	99,979
General Electric Capital Corp. 0.15% due 7/1/2009	31,000	31,000
Canada Bills 0.18%–0.50% due 7/10–10/20/2009	130,870	130,831
BNP Paribas Finance Inc. 0.37%–0.40% due 7/13–8/11/2009	66,600	66,581
British Columbia (Province of) 0.21%–0.22% due 8/17–9/10/2009	58,000	57,972
Abbott Laboratories 0.22%–0.23% due 7/29–8/5/2009[4]	55,000	54,992
Calyon North America Inc. 0.30% due 8/5/2009	50,000	49,985
Caisse d’Amortissement de la Dette Sociale 0.30%–0.47% due 8/4–8/21/2009	49,000	48,988
Jupiter Securitization Co., LLC 0.30% due 7/7/2009[4]	30,000	29,998
Park Avenue Receivables Co., LLC 0.25% due 7/14/2009[4]	17,800	17,798
Toyota Motor Credit Corp. 0.15% due 7/1/2009	45,000	45,000
NetJets Inc. 0.18% due 7/15/2009[4]	41,300	41,297
Denmark (Kingdom of) 0.33% due 7/2/2009	35,000	34,999
Merck & Co. Inc. 0.20% due 7/24/2009	25,000	24,998
Unilever Capital Corp. 0.19% due 7/14/2009[4]	25,000	24,997
Kfw 0.25% due 8/19/2009[4]	25,000	24,994
CBA (Delaware) Finance Inc. 0.33% due 9/4/2009	24,500	24,481
E.I. duPont de Nemours and Co. 0.20% due 7/30/2009[4]	21,000	20,996
Total Capital SA 0.24% due 9/9/2009[4]	20,000	19,996
ING (U.S.) Funding LLC 0.23% due 7/7/2009	13,100	13,099
Hewlett-Packard Co. 0.18% due 7/2/2009[4]	6,100	6,100
DaimlerChrysler North America Holding Corp. 7.20% due 9/1/2009	2,000	2,009

Total short-term securities (cost: $2,472,735,000)		2,473,069

Total investment securities (cost: $35,416,353,000)		35,861,889
Other assets less liabilities		(51,981)

Net assets		$35,809,908

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $16,997,175,000, which represented 47.47% of the net assets of the fund. This amount includes $16,964,445,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2Security did not produce income during the last 12 months.
3The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.
4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $289,685,000, which represented .81% of the net assets of the fund.
5Coupon rate may change periodically.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended June 30, 2009, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 6/30/09 (000)

UAL Corp.	—	8,350,000	1,030,000	7,320,000	—	$23,351
Citizen Holdings Co., Ltd.*	24,560,200	160,000	24,720,200	—	—	—
Michael Page International PLC*	18,089,000	—	2,434,000	15,655,000	—	—
Yamaha Corp.*	11,769,500	1,051,600	12,821,100	—	—	—

						$23,351
*Unaffiliated issuer at 6/30/2009.

Security valuation

Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time.  Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2009 (dollars in thousands):

Investment securities	Level 1	Level 2		Level 3	Total

Common stocks
Information technology	$5,621,629	$2,230,366	*	$—	$7,851,995
Consumer staples	1,228,081	2,701,113	*	—	3,929,194
Health care	1,397,371	2,480,241	*	—	3,877,612
Materials	1,855,200	1,226,118	*	—	3,081,318
Financials	1,139,255	1,915,977	*	—	3,055,232
Energy	1,689,163	1,099,033	*	—	2,788,196
Industrials	1,092,682	1,360,689	*	—	2,453,371
Consumer discretionary	767,917	1,524,596	*	—	2,292,513
Telecommunication services	463,670	938,261	*	—	1,401,931
Utilities	—	897,308	*	—	897,308
Miscellaneous	996,425	579,101	*	—	1,575,526
Preferred stocks	—	36,162		—	36,162
Rights	—	16,955	*	—	16,955
Bonds & notes	—	131,507		—	131,507
Short-term securities	—	2,473,069		—	2,473,069
Total	$16,251,393	$19,610,496		$—	$35,861,889

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $16,964,445,000 of investment securities were classified as Level 2 instead of Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$5,423,573
Gross unrealized depreciation on investment securities	(5,009,230)
Net unrealized appreciation on investment securities	414,343
Cost of investment securities for federal income tax purposes	35,447,546

Key to abbreviations

ADR = American Depositary Receipts
BRL = Brazilian reais

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-907-0809O-S21441

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW PERSPECTIVE FUND, INC.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: August 28, 2009

By /s/ Bryan K. Nielsen
Bryan K. Nielsen, Treasurer and Principal Financial Officer

Date: August 28, 2009